Investment Objectives and Goals - Allspring Multi-Asset Funds	Sep. 30, 2025
(Allspring Diversified Capital Builder Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term total return, consisting of capital appreciation and current income.
(Allspring Diversified Income Builder Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term total return, consisting of current income and capital appreciation.
(Allspring Index Asset Allocation Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term total return, consisting of capital appreciation and current income.